Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	9,815.31
Total Transaction Valuation	71,073,936.00
Total Offset Amount	0.00
Net Fee	$ 9,815.31
Offering Table N/A
Offset Table N/A	N/A